Capital Commitments (Detail) (Capital Commitments, Computer and Network Equipment and Construction in Progress) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Long-term Purchase Commitment [Line Items]
2013	$ 22,751	141,740
2014	660	4,114
2015	680	4,239
Purchase Obligation, Total	$ 24,091	150,093